SCHEDULE OF BORROWINGS (Details) (Parenthetical) $ in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022
Interest rate			50.00%	50.00%
Chief Executive Officer [Member] | Seamless Group Inc [Member]
Loans	$ 600	$ 4.7	$ 600	$ 4.7
Mr Takis Wong [Member] | Seamless Group Inc [Member]
Interest rate	12.00%	12.00%	12.00%	12.00%
Loans	$ 2,050		$ 2,050
Alexander Kong [Member] | Seamless Group Inc [Member]
Interest rate	12.00%	12.00%	12.00%	12.00%
Loans	$ 1,600	$ 12.3
Alexander Kong [Member] | Seamless Group Inc [Member] | Loan One [Member]
Loans			$ 300	$ 2.5
Alexander Kong [Member] | Seamless Group Inc [Member] | Loan Two [Member]
Loans			$ 1,300	$ 9.8
Ronnie Hui [Member] | Seamless Group Inc [Member]
Interest rate	12.00%	12.00%	12.00%	12.00%
Loans	$ 500	$ 3.6	$ 600	$ 3.6
Short-Term Debt [Member] | Seamless Group Inc [Member]
Debt weighted average interest	14.10%	14.10%	13.10%	13.10%	15.50%
Short-Term Debt [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest	22.60%	22.60%	22.60%	22.60%	22.40%
Short-Term Debt [Member] | Minimum [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest			15.00%	15.00%	15.00%
Interest rate	15.00%	15.00%	15.00%	15.00%
Short-Term Debt [Member] | Maximum [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest			24.00%	24.00%	24.00%
Interest rate	24.00%	24.00%	24.00%	24.00%
Long-Term Debt [Member] | Minimum [Member] | Seamless Group Inc [Member]
Interest rate			12.00%	12.00%	2.50%
Long-Term Debt [Member] | Minimum [Member] | Third Party [Member] | Seamless Group Inc [Member]
Interest rate	12.00%	12.00%	12.00%	12.00%
Long-Term Debt [Member] | Maximum [Member] | Seamless Group Inc [Member]
Interest rate			24.00%	24.00%	24.00%
Long-Term Debt [Member] | Maximum [Member] | Third Party [Member] | Seamless Group Inc [Member]
Interest rate	27.60%	27.60%	24.00%	24.00%